Derivative financial instruments - Additional Information (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Derivative [Line Items]
Credit risk derivatives, fair value, net liability	¥ 5,656
Credit risk derivatives, aggregate fair value of assets posted	113,648
Maximum amount of assets to be posted if the ratings decline below specified thresholds	¥ 5,656